Expendable parts and supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Material for repair and maintenance	$ 111,938	$ 88,276
Other inventories	4,768	5,158
Expendable parts and supplies, gross	116,706	93,434
Allowance for obsolescence	(102)	(102)
Expendable parts and supplies	$ 116,604	$ 93,332